Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Applicable enterprise income tax rate	15.00%	15.00%	15.00%
Expenses not deductible for tax purpose	0.00%	46.40%	(2.20%)
Effect of tax holiday and tax concession	1.30%	33.80%	(0.80%)
Expense (credit) to be recognized in future periods	11.40%	35.60%	(6.30%)
Changes in valuation allowances	(72.60%)	30.00%	(0.70%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(1.40%)	89.60%	(3.60%)
Utilization of net operating loss carry forwards	0.00%	(304.50%)	0.00%
Changes of tax rate	0.00%	0.00%	3.20%
True up	1.00%	0.00%	0.00%
Effective tax rate	(45.30%)	(54.10%)	4.60%